Preferred and Common Shares and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Preferred and Common Shares and Additional Paid-in Capital

8.               Preferred and Common Shares and Additional Paid-in Capital:

Details of the Company’s preferred shares and common shares are discussed in Note 8 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report.

During the six months ended June 30, 2022, the Company issued and sold 654,690 common shares through the effective at-the-market offering programs for net proceeds of $19,792. In addition, 528,941 common shares were issued under the Company’s Equity Incentive Plans, as defined in Note 10 of the Company’s consolidated financial statements for the year ended December 31, 2021, included in the 2021 Annual Report and further discussed below in Note 10.

In addition, during the six months ended June 30, 2022, the Company repurchased 790,011 shares under the authorized share repurchase program (the “Share Repurchase Program”) in open market transactions at an average price of $25.37 per share, for an aggregate consideration of $20,044. The repurchased shares were cancelled and removed from the Company’s share capital. Commissions and share cancellation fees incurred amounted to $24.

Pursuant to its dividend policy during the six month period ended June 30, 2022, the Company declared and paid a cash dividend of $375,251 (or $2.00 per common share for the fourth quarter of 2021 and $1.65 per common share for the first quarter of 2022).